Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Unpaid Obligations for Services

These costs consisted of unpaid obligations for services provided prior to the second quarter of 2018, including:

Costs to bring electricity provider current and set up additional transformers	$893
Satisfaction of payables for materials, repairs and supplies	206
Satisfaction of payables for payroll and consulting fees	50
TOTAL	$1,149